OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
OPERATING SEGMENTS [Text Block]

NOTE 18 – OPERATING SEGMENTS

Segment information is provided on the basis of geographic segments as the Company manages its business through two geographic regions – Canada and the United States. The two geographic segments presented reflect the way in which the Company’s management reviews business performance. The Company’s revenue and losses of each geographic segment are as follows:

	Canada			United States			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$	$	$	$
Year ended December 31
Revenues, net of royalties	1,814	3,190	6,606	666	883	490	2,480	4,073	7,096
Segmented loss	(4,948)	(3,279)	(1,769)	(261)	(2,207)	(5,339)	(5,209)	(5,486)	(7,108)
Amortization, depletion and impairment losses	1,784	2,324	3,441	844	2,169	748	2,628	4,493	4,189
Interest expense	950	1,236	500	-	294	525	950	1,530	1,025
Capital expenditures	414	305	1,168	42	225	4,570	456	530	5,738